INTANGIBLE ASSET - TRADEMARK (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible asset gross	$ 6,300
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible asset gross	$ 6,300